Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€)		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Condensed Consolidated Statement of Profit or Loss and OCI
Other income		€ 563,000	€ 971,000	€ 979,000	€ 1,470,000
Research and development costs		(9,523,000)	(5,990,000)	(21,487,000)	(13,675,000)
General and administrative costs		(2,876,000)	(2,649,000)	(6,066,000)	(5,321,000)
Total operating costs		(12,399,000)	(8,639,000)	(27,553,000)	(18,996,000)
Operating result		(11,836,000)	(7,668,000)	(26,574,000)	(17,526,000)
Finance income and expense		(531,000)	269,000	(37,000)	(590,000)
Results related to associates		698,000		698,000
Result before corporate income taxes		(11,669,000)	(7,399,000)	(25,913,000)	(18,116,000)
Corporate income taxes		(64,000)	(1,000)	(64,000)	(1,000)
Result for the period		(11,733,000)	(7,400,000)	(25,977,000)	(18,117,000)
Other comprehensive income		(38,000)	15,000	(26,000)	(11,000)
Total comprehensive income (attributable to owners of the Company)		(11,771,000)	(7,385,000)	(26,003,000)	(18,128,000)
Result attributable to
Owners of the Company		(11,651,000)	(7,342,000)	(25,808,000)	(18,015,000)
Non-controlling interests		(82,000)	(58,000)	(169,000)	(102,000)
Result for the period		€ (11,733,000)	€ (7,400,000)	€ (25,977,000)	€ (18,117,000)
Share information
Weighted average number of shares outstanding	[1]	38,908,182	31,926,746	38,896,868	31,924,319
Earnings per share attributable to the equity holders of the Company (expressed in Euro per share)
Basic loss per share	[1]	€ (0.30)	€ (0.23)	€ (0.67)	€ (0.57)
Diluted loss per share	[1]	€ (0.30)	€ (0.23)	€ (0.67)	€ (0.57)

[1]	For this period presented in these financial statements, the potential exercise of share options is not included in the diluted earnings per share calculation as the Company was loss-making in all periods. Due to the anti-dilutive nature of the outstanding options, basic and diluted earnings per share are equal in this period.